INVESTMENTS - Investments in associates and joint ventures (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2023 BRL (R$)	Dec. 31, 2023 BRL (R$) € / shares	Dec. 31, 2022 BRL (R$)	Dec. 31, 2022 BRL (R$) € / shares	Dec. 31, 2021 BRL (R$)	Dec. 31, 2020 BRL (R$)
INVESTMENTS
Equity	R$ 44,810,300	R$ 44,810,300	R$ 33,166,365	R$ 33,166,365	R$ 15,175,130	R$ 7,337,378
Income (expenses) of the year	14,106,381		23,394,887		R$ 8,635,532
Company participation, in equity	379,126	379,126	379,117	379,117
Company participation, in the income (expense) of the year	(19,379)		284,368
Associates
INVESTMENTS
Company participation, in equity	96,123	96,123	114,329	114,329
Company participation, in the income (expense) of the year	R$ (32,557)		1,835
Ensyn Corporation
INVESTMENTS
Participation equity (%), Associate	25.53%
Company participation, in equity	R$ 387	387	1,250	1,250
Company participation, in the income (expense) of the year	R$ (12,448)		(1,036)
Spinnova Plc
INVESTMENTS
Participation equity (%), Associate	18.78%
Company participation, in equity	R$ 95,736	95,736	113,079	113,079
Company participation, in the income (expense) of the year	(20,109)		2,871
Joint ventures [member]
INVESTMENTS
Company participation, in equity	259,397	259,397	239,871	239,871
Company participation, in the income (expense) of the year	R$ 13,178		46,671
Biomas [Member] | Domestic (Brazil)
INVESTMENTS
Participation equity (%), Joint venture	16.66%
Company participation, in equity	R$ 2,797	2,797
Company participation, in the income (expense) of the year	R$ (2,203)
Ibema Companhia Brasileira de Papel | Domestic (Brazil)
INVESTMENTS
Participation equity (%), Joint venture	49.90%
Company participation, in equity	R$ 156,703	156,703	158,996	158,996
Company participation, in the income (expense) of the year	R$ 35,161		48,891
F&E Technologies LLC | Foreign
INVESTMENTS
Participation equity (%), Joint venture	50.00%
Company participation, in equity	R$ 4,987	4,987	5,230	5,230
Woodspin Oy | Foreign
INVESTMENTS
Company participation, in equity	94,910	94,910	75,645	75,645
Company participation, in the income (expense) of the year	(19,780)		(2,220)
Other movements
INVESTMENTS
Company participation, in equity	23,606	23,606	24,917	R$ 24,917
Company participation, in the income (expense) of the year			R$ 235,862
Ensyn Corporation
INVESTMENTS
Equity	1,515	1,515
Income (expenses) of the year	(29,648)
Spinnova Plc
INVESTMENTS
Equity	509,777	R$ 509,777
Income (expenses) of the year	(56,567)
Average share price quoted on the NFNGM | € / shares		R$ 2.40		R$ 5.44
Biomas [Member] | Domestic (Brazil)
INVESTMENTS
Equity	16,782	R$ 16,782
Income (expenses) of the year	(13,218)
Ibema Companhia Brasileira de Papel | Domestic (Brazil)
INVESTMENTS
Equity	314,033	314,033
Income (expenses) of the year	103,399
F&E Technologies LLC | Foreign
INVESTMENTS
Equity	9,973	9,973
Woodspin Oy | Foreign
INVESTMENTS
Equity	189,821	R$ 189,821
Income (expenses) of the year	R$ (39,560)
Woodspin Oy | Woodspin Oy | Foreign
INVESTMENTS
Participation equity (%), Joint venture	50.00%